Derivatives - BS Location (Details) - USD ($)	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Location and Fair Value Amount of Derivative Instruments
Derivative assets, fair value	$ 119,000,000		$ 44,000,000
Derivative liability, fair value	33,000,000		106,000,000
Interest rate contracts
Location and Fair Value Amount of Derivative Instruments
Gross Notional Amount		$ 800,000,000
Derivatives designated as hedging instruments
Location and Fair Value Amount of Derivative Instruments
Derivative assets, fair value	95,000,000		31,000,000
Derivative liability, fair value	29,000,000		92,000,000
Derivatives designated as hedging instruments | Foreign currency forward/option contracts | Current balance sheet location
Location and Fair Value Amount of Derivative Instruments
Gross Notional Amount	1,768,000,000		1,630,000,000
Derivatives designated as hedging instruments | Foreign currency forward/option contracts | Noncurrent balance sheet location
Location and Fair Value Amount of Derivative Instruments
Gross Notional Amount	800,000,000		669,000,000
Derivatives designated as hedging instruments | Foreign currency forward/option contracts | Other current assets
Location and Fair Value Amount of Derivative Instruments
Derivative assets, fair value	54,000,000		14,000,000
Derivatives designated as hedging instruments | Foreign currency forward/option contracts | Other assets
Location and Fair Value Amount of Derivative Instruments
Derivative assets, fair value	41,000,000		10,000,000
Derivatives designated as hedging instruments | Foreign currency forward/option contracts | Other current liabilities
Location and Fair Value Amount of Derivative Instruments
Derivative liability, fair value	19,000,000		67,000,000
Derivatives designated as hedging instruments | Foreign currency forward/option contracts | Other liabilities
Location and Fair Value Amount of Derivative Instruments
Derivative liability, fair value	1,000,000		25,000,000
Derivatives designated as hedging instruments | Interest rate contracts | Current balance sheet location
Location and Fair Value Amount of Derivative Instruments
Gross Notional Amount	0		403,000,000
Derivatives designated as hedging instruments | Interest rate contracts | Noncurrent balance sheet location
Location and Fair Value Amount of Derivative Instruments
Gross Notional Amount	800,000,000		0
Derivatives designated as hedging instruments | Interest rate contracts | Other current assets
Location and Fair Value Amount of Derivative Instruments
Derivative assets, fair value	0		7,000,000
Derivatives designated as hedging instruments | Interest rate contracts | Other assets
Location and Fair Value Amount of Derivative Instruments
Derivative assets, fair value	0		0
Derivatives designated as hedging instruments | Interest rate contracts | Other current liabilities
Location and Fair Value Amount of Derivative Instruments
Derivative liability, fair value	0		0
Derivatives designated as hedging instruments | Interest rate contracts | Other liabilities
Location and Fair Value Amount of Derivative Instruments
Derivative liability, fair value	9,000,000		0
Derivatives not designated as hedging instruments
Location and Fair Value Amount of Derivative Instruments
Derivative assets, fair value	24,000,000		13,000,000
Derivative liability, fair value	4,000,000		14,000,000
Derivatives not designated as hedging instruments | Foreign currency forward/option contracts | Current balance sheet location
Location and Fair Value Amount of Derivative Instruments
Gross Notional Amount	3,731,000,000		3,166,000,000
Derivatives not designated as hedging instruments | Foreign currency forward/option contracts | Other current assets
Location and Fair Value Amount of Derivative Instruments
Derivative assets, fair value	24,000,000		13,000,000
Derivatives not designated as hedging instruments | Foreign currency forward/option contracts | Other current liabilities
Location and Fair Value Amount of Derivative Instruments
Derivative liability, fair value	$ 4,000,000		$ 14,000,000